Schedule of maturity of financial liabilities (Details) - GBP (£)	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade payables	£ 1,689,386	£ 1,422,393
Convertible loan	1,047,109	20,359,893
Other payables	1,952,526	2,681,223
Financial liabilities	4,689,021	24,463,509
Carrying amounts [member]
IfrsStatementLineItems [Line Items]
Trade payables	1,689,386	1,422,393
Convertible loan	1,047,109	13,731,864
Other payables	1,952,526	2,681,223
Financial liabilities	4,689,021	17,835,480
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade payables	1,689,386	1,422,393
Convertible loan	1,047,109	10,088,496
Other payables	1,000,366	831,029
Financial liabilities	3,736,861	12,341,918
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables
Convertible loan		10,271,397
Other payables	952,160	1,850,194
Financial liabilities	952,160	12,121,591
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Convertible loan
Other payables
Financial liabilities
Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Trade payables
Convertible loan
Other payables
Financial liabilities